Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Balances (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax assets:
Allowance for credit losses	¥ 622	$ 98	¥ 452
Accrued expenses, payroll and others	6,988	1,095	5,456
Fixed assets depreciation	112	18	106
Net operating loss carry-forwards	2,980	468	1,811
Less: valuation allowance	(8,068)	(1,266)	(5,895)
Deferred tax assets, net	2,634	413	1,930
Deferred tax liabilities:
Long-lived assets arising from acquisitions	508	80	406
Withholding tax on PRC subsidiaries' undistributed earnings	1,803	283	1,381
Tax on capital gains	996	156	943
Others	241	38	593
Deferred tax liabilities	¥ 3,548	$ 557	¥ 3,323